February 5, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 175 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217) – Request for Selective Review

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) with respect to the following series of the Trust: EQ/JPMorgan Growth Stock Portfolio (formerly known as EQ/T. Rowe Price Growth Stock Portfolio) and EQ/Large Cap Growth Managed Volatility Portfolio (each, a “Portfolio” and together, the “Portfolios”).

The Post-Effective Amendment includes a combined Prospectus for the Portfolios and a combined Statement of Additional Information (the “SAI”) for the Portfolios. The filing is not intended to affect the prospectus or statement of additional information of any other registered series (or class of such series) of the Trust. The Prospectus and SAI have been updated to include information regarding portfolio name, investment objective, investment strategy, sub-adviser (and related portfolio manager), and expense cap changes, as applicable, for the Portfolios, as summarized below:

Portfolio	Name Change	Investment Objective and Investment Strategy Changes	Former Sub- Adviser	New Sub-Adviser	Expense Cap Change
EQ/JPMorgan Growth Stock Portfolio	Yes, effective July 31, 2023, EQ/T. Rowe Price Growth Stock Portfolio was renamed EQ/JPMorgan Growth Stock Portfolio.	Yes	T. Rowe Price Associates, Inc. (“T. Rowe”)	J.P. Morgan Investment Management Inc. (“JPMIM”)	Yes (lower expense cap)
EQ/Large Cap Growth Managed Volatility Portfolio	N/A	N/A	T. Rowe (sub-adviser to an active allocated portion of the Portfolio)	JPMIM (sub-adviser to an active allocated portion of the Portfolio)	N/A

K&L GATES LLP

1601 K STREET NW WASHINGTON DC 20006

T +1 202 778 9000 F +1 202 778 9100 klgates.com

U.S. Securities and Exchange Commission

February 5, 2024

The Post-Effective Amendment also is being filed to include certain new exhibits and to make clarifying, updating and stylistic changes to the Trust’s Registration Statement.

Furthermore, except for the changes described above, the form of the disclosure in the Prospectus and SAI included in the Post-Effective Amendment is based on and does not differ significantly from the corresponding disclosure in the prospectus and statement of additional information included in the Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendment to the Trust’s Registration Statement filed pursuant to Rule 485(a):

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Post-Effective Amendment No. 164 to the Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IA, Class IB, and Class K shares of Multimanager Technology Portfolio (Accession No. 0001193125-23-025387) (February 6, 2023).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

The Prospectus and SAI in the Post-Effective Amendment are marked to show changes from Post-Effective Amendment No. 168 to the Trust’s Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2023.

The Post-Effective Amendment is scheduled to become effective on April 5, 2024, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by March 21, 2024. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain additional exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure

cc:	Shane Daly, Esq.

Maureen Kane, Esq.

Equitable Investment Management Group, LLC

Fatima Sulaiman, Esq.

K&L Gates LLP